DEPOSITS	12 Months Ended
Dec. 31, 2015
DEPOSITS [Abstract]
DEPOSITS

NOTE 8 – DEPOSITS

A summary of interest expense on deposits for the years ended December 31 follows:

	2015	2014	2013
	(In thousands)
Savings and interest bearing checking	$1,056	$1,064	$1,131
Time deposits under $100,000	1,586	2,467	2,995
Time deposits of $100,000 or more	1,367	1,436	1,580
Total	$4,009	$4,967	$5,706

Aggregate time deposits in denominations of $250,000 or more amounted to $110.4 million and $42.8 million at December 31, 2015 and 2014, respectively.

A summary of the maturity of time deposits at December 31, 2015, follows:

(In thousands)
2016	$302,136
2017	66,288
2018	27,367
2019	15,432
2020	11,763
2021 and thereafter	3,234
Total	$426,220

Time deposits acquired through broker relationships totaled zero and $11.3 million at December 31, 2015 and 2014, respectively.

Reciprocal deposits totaled $50.2 million and $53.7 million at December 31, 2015 and 2014, respectively. These deposits represent demand, money market and time deposits from our customers that have been placed through Promontory Interfinancial Network’s Insured Cash Sweep® service and Certificate of Deposit Account Registry Service®. These services allow our customers to access multi-million dollar FDIC deposit insurance on deposit balances greater than the standard FDIC insurance maximum.

A summary of reciprocal deposits at December 31 follows:

	2015	2014
	(In thousands)
Demand	$3,436	$5,867
Money market	8,340	7,692
Time	38,431	40,109
Total	$50,207	$53,668